Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth the compensation for our Principal Executive Officer (the “PEO”) and the average compensation for our other NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of 2024, 2023 and 2022. The table also provides information on our cumulative total stockholder return (“TSR”), the cumulative TSR of our peer group, our net income (loss) and Constant Currency AEBITDA over such years in accordance with the SEC rules. For further information regarding our performance-based approach to executive compensation and how the Company aligns executive compensation with the Company’s performance, see “Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total For PEO(1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total For Non- PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Company Total Share Return(3)	Peer Group Total Share Return(3)	Net Income (Loss) (in millions)(4)	CONSTANT CURRENCY AEBITDA (in millions)(4)
2024(6)	$2,147,373	$515,286	$911,718	$505,279	$84.42	$121.69	$(18.7)	$87.4
2023(6)	$2,611,990	$732,849	$1,063,822	$850,647	$71.41	$108.32	$(27.1)	$76.5
2022(7)	$1,267,759	$(34,982,929)	$890,715	$(571,517)	$59.06	$113.22	$(41.4)	$66.8
2021(8)	$23,354,484	$41,672,932	$4,817,302	$3,225,298	$384.65	$140.99	$(2.8)	$117.8
2020(9)	$1,486,793	$2,327,388	$1,333,030	$3,542,759	$137.56	$129.53	$(23.4)	$93.7

(1)
Amounts in these columns represent the amounts in the “Total” column for the PEO and the average amounts from the “Total” column for the other NEOs set forth in the Summary Compensation Table on page 37. See the footnotes to the Summary Compensation Table for further detail regarding the amounts in these columns.

(2)
The amounts reported in these columns represent the amounts of compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to such individuals during the applicable year. The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the Summary Compensation Table (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

	2024		2023		2022		2021		2020
	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table Total	$2,147,373	$911,718	$2,611,990	$1,063,822	$1,267,759	$890,715	$23,354,484	$4,817,302	$1,486,793	$1,333,030
Less: Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(1,152,619)	$(341,610)	$(2,611,990)	$(632,973)	$(1,267,759)	$(613,388)	$(23,354,484)	$(4,336,473)	$(1,486,793)	$(947,141)
Plus: Fair Value for Awards Granted in the Covered Year that Remain Unvested as of the Covered Year, Determined as of the Covered Year End	$1,481,340	$144,605	$2,488,364	$632,048	$318,596	$74,500	$39,220,254	$2,421,608	$2,109,301	$3,030,990
Plus: Change in Fair Value of Outstanding Awards from Prior Years that Remained Unvested as of the Covered Year, Determined Based on Change in Fair Value from Prior Year End to Covered Year End	$965,935	$46,550	$49,750	$6,636	$(33,849,530)	$(748,278)	$1,976,656	$181,195	$—	$—
Plus: Fair Value for Awards Granted and Vested in the Covered Year, Determined as of the Vesting Date	$114,881	$35,892	$—	$—	$—	$—	$145,351	$87,692	$220,271	$133,306
Plus: Change in Fair Value of Outstanding Awards from Prior Years that Vested in the Covered Year, Determined Based on Change in Fair Value from Prior Year End to the Vesting Date	$(145,336)	$(5,854)	$41,135	$15,763	$(1,451,995)	$(175,066)	$330,671	$53,974	$(2,184)	$(7,426)
Less: Fair Value of Awards Forfeited During the Covered Year	$(2,896,288)	$(286,022)	$(1,846,400)	$(234,649)	$—	$—	$—	$—	$—	$—
Plus: Fair Value of Incremental Dividends on Earnings Paid on Stock Awards	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$515,286	$505,279	$732,849	$850,647	$(34,982,929)	$(571,517)	$41,672,932	$3,225,298	$2,327,388	$3,542,759

(3)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the Dow Jones U.S. Containers and Packaging Index (“DJUSCP”), which is the same peer group used for purposes of the Performance Graph set forth in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

(4)	Reflects “Net Income (Loss)” for each applicable year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form 10-K for each of the applicable years.
(5)
For each applicable year, Constant Currency AEBITDA is a non-GAAP financial measure previously reported by the Company that, for the purposes of our compensation programs, we continue to calculate as net income (loss), adjusted to exclude: benefit from (provision for) income taxes; interest expense; depreciation and amortization; stock-based compensation expense; foreign currency (gain) loss; amortization of cloud-based software implementation costs; and, in certain periods, other income and expense items, on an adjusted basis, translated at an exchange rate of 1 Euro to 1.15 USD. We are changing our presentation of supplemental non-GAAP constant currency metrics, beginning with our 2024 results, to no longer utilize an exchange rate of 1 Euro to 1.15 USD when calculating and discussing these metrics, and instead, the current year is translated at the average exchange rate for the comparable prior year period, when comparing the current year to the prior year. We believe that our Constant Currency (Non-GAAP) % Change presentation provides useful information to investors and others in understanding and evaluating our operating results in the same manner as our management and board of directors. For further information on AEBITDA, see “Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations — Overview — Non-GAAP Measures” and “— Reconciliation of U.S. GAAP to Non-GAAP Measures” included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

(6)	For 2024 and 2023, the PEO was our CEO, Omar Asali, and the other NEOs were Bill Drew, Antonio Grassotti, Eric Laurensse, and Mark Siebert.
(7)	For 2022, the PEO was our CEO, Omar Asali, and the other NEOs were Bill Drew, Antonio Grassotti, Michael A. Jones, and Eric Laurensse.
(8)	For 2021, the PEO was our CEO, Omar Asali, and the other NEOs were Bill Drew, Antonio Grassotti, Michael A. Jones, and Eric Laurensse.
(9)	For 2020, the PEO was our CEO, Omar Asali, and the other NEOs were Michael A. Jones, Eric Laurensse, and Trent Meyerhoefer.

Company Selected Measure Name	Constant Currency AEBITDA
Named Executive Officers, Footnote
(6)	For 2024 and 2023, the PEO was our CEO, Omar Asali, and the other NEOs were Bill Drew, Antonio Grassotti, Eric Laurensse, and Mark Siebert.
(7)	For 2022, the PEO was our CEO, Omar Asali, and the other NEOs were Bill Drew, Antonio Grassotti, Michael A. Jones, and Eric Laurensse.
(8)	For 2021, the PEO was our CEO, Omar Asali, and the other NEOs were Bill Drew, Antonio Grassotti, Michael A. Jones, and Eric Laurensse.
(9)	For 2020, the PEO was our CEO, Omar Asali, and the other NEOs were Michael A. Jones, Eric Laurensse, and Trent Meyerhoefer.

Peer Group Issuers, Footnote
(3)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the Dow Jones U.S. Containers and Packaging Index (“DJUSCP”), which is the same peer group used for purposes of the Performance Graph set forth in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 2,147,373	$ 2,611,990	$ 1,267,759	$ 23,354,484	$ 1,486,793
PEO Actually Paid Compensation Amount	$ 515,286	732,849	(34,982,929)	41,672,932	2,327,388
Adjustment To PEO Compensation, Footnote
(2)
The amounts reported in these columns represent the amounts of compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to such individuals during the applicable year. The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the Summary Compensation Table (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

	2024		2023		2022		2021		2020
	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table Total	$2,147,373	$911,718	$2,611,990	$1,063,822	$1,267,759	$890,715	$23,354,484	$4,817,302	$1,486,793	$1,333,030
Less: Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(1,152,619)	$(341,610)	$(2,611,990)	$(632,973)	$(1,267,759)	$(613,388)	$(23,354,484)	$(4,336,473)	$(1,486,793)	$(947,141)
Plus: Fair Value for Awards Granted in the Covered Year that Remain Unvested as of the Covered Year, Determined as of the Covered Year End	$1,481,340	$144,605	$2,488,364	$632,048	$318,596	$74,500	$39,220,254	$2,421,608	$2,109,301	$3,030,990
Plus: Change in Fair Value of Outstanding Awards from Prior Years that Remained Unvested as of the Covered Year, Determined Based on Change in Fair Value from Prior Year End to Covered Year End	$965,935	$46,550	$49,750	$6,636	$(33,849,530)	$(748,278)	$1,976,656	$181,195	$—	$—
Plus: Fair Value for Awards Granted and Vested in the Covered Year, Determined as of the Vesting Date	$114,881	$35,892	$—	$—	$—	$—	$145,351	$87,692	$220,271	$133,306
Plus: Change in Fair Value of Outstanding Awards from Prior Years that Vested in the Covered Year, Determined Based on Change in Fair Value from Prior Year End to the Vesting Date	$(145,336)	$(5,854)	$41,135	$15,763	$(1,451,995)	$(175,066)	$330,671	$53,974	$(2,184)	$(7,426)
Less: Fair Value of Awards Forfeited During the Covered Year	$(2,896,288)	$(286,022)	$(1,846,400)	$(234,649)	$—	$—	$—	$—	$—	$—
Plus: Fair Value of Incremental Dividends on Earnings Paid on Stock Awards	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$515,286	$505,279	$732,849	$850,647	$(34,982,929)	$(571,517)	$41,672,932	$3,225,298	$2,327,388	$3,542,759

Non-PEO NEO Average Total Compensation Amount	$ 911,718	1,063,822	890,715	4,817,302	1,333,030
Non-PEO NEO Average Compensation Actually Paid Amount	$ 505,279	850,647	(571,517)	3,225,298	3,542,759
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts reported in these columns represent the amounts of compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to such individuals during the applicable year. The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the Summary Compensation Table (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

	2024		2023		2022		2021		2020
	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table Total	$2,147,373	$911,718	$2,611,990	$1,063,822	$1,267,759	$890,715	$23,354,484	$4,817,302	$1,486,793	$1,333,030
Less: Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(1,152,619)	$(341,610)	$(2,611,990)	$(632,973)	$(1,267,759)	$(613,388)	$(23,354,484)	$(4,336,473)	$(1,486,793)	$(947,141)
Plus: Fair Value for Awards Granted in the Covered Year that Remain Unvested as of the Covered Year, Determined as of the Covered Year End	$1,481,340	$144,605	$2,488,364	$632,048	$318,596	$74,500	$39,220,254	$2,421,608	$2,109,301	$3,030,990
Plus: Change in Fair Value of Outstanding Awards from Prior Years that Remained Unvested as of the Covered Year, Determined Based on Change in Fair Value from Prior Year End to Covered Year End	$965,935	$46,550	$49,750	$6,636	$(33,849,530)	$(748,278)	$1,976,656	$181,195	$—	$—
Plus: Fair Value for Awards Granted and Vested in the Covered Year, Determined as of the Vesting Date	$114,881	$35,892	$—	$—	$—	$—	$145,351	$87,692	$220,271	$133,306
Plus: Change in Fair Value of Outstanding Awards from Prior Years that Vested in the Covered Year, Determined Based on Change in Fair Value from Prior Year End to the Vesting Date	$(145,336)	$(5,854)	$41,135	$15,763	$(1,451,995)	$(175,066)	$330,671	$53,974	$(2,184)	$(7,426)
Less: Fair Value of Awards Forfeited During the Covered Year	$(2,896,288)	$(286,022)	$(1,846,400)	$(234,649)	$—	$—	$—	$—	$—	$—
Plus: Fair Value of Incremental Dividends on Earnings Paid on Stock Awards	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$515,286	$505,279	$732,849	$850,647	$(34,982,929)	$(571,517)	$41,672,932	$3,225,298	$2,327,388	$3,542,759

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
FINANCIAL PERFORMANCE MEASURES
As described in more detail above under “Compensation Discussion and Analysis,” the Company uses Constant Currency AEBITDA as the sole performance metric for its executive compensation program as it believes this metric is the most reflective of our profitability, growth and stockholder value.

Performance Measure	Description
Constant Currency AEBITDA ($)
Constant Currency AEBITDA is a non-GAAP financial measure previously reported by the Company that, for the purposes of our compensation programs, we continue to calculate as net income (loss), adjusted to exclude: benefit from (provision for) income taxes; interest expense; depreciation and amortization; stock-based compensation expense; foreign currency (gain) loss; amortization of cloud-based software implementation costs; and, in certain periods, other income and expense items, on an adjusted basis, translated at an exchange rate of 1 Euro to 1.15 USD. We are changing our presentation of supplemental non-GAAP constant currency metrics, beginning with our 2024 results, to no longer utilize an exchange rate of 1 Euro to 1.15 USD when calculating and discussing these metrics, and instead, the current year is translated at the average exchange rate for the comparable prior year period, when comparing the current year to the prior year. We believe that our Constant Currency (Non-GAAP) % Change presentation provides useful information to investors and others in understanding and evaluating our operating results in the same manner as our management and board of directors. For further information on AEBITDA, see “Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations — Overview — Non-GAAP Measures” and “— Reconciliation of U.S. GAAP to Non-GAAP Measures” included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

The Company does not use any other financial performance measures, other than Constant Currency AEBITDA, to link executive compensation actually paid to Company performance, and as permitted by the SEC rules, is not required to disclose any other measure as its most important financial performance measures.

Total Shareholder Return Amount	$ 84.42	71.41	59.06	384.65	137.56
Peer Group Total Shareholder Return Amount	121.69	108.32	113.22	140.99	129.53
Net Income (Loss)	$ (18,700,000)	$ (27,100,000)	$ (41,400,000)	$ (2,800,000)	$ (23,400,000)
Company Selected Measure Amount	87,400,000	76,500,000	66,800,000	117,800,000	93,700,000
PEO Name	Omar Asali	Omar Asali	Omar Asali	Omar Asali	Omar Asali
Foreign Currency Exchange Rate, Translation	1.15
Measure:: 1
Pay vs Performance Disclosure
Name	Constant Currency AEBITDA
Non-GAAP Measure Description	Constant Currency AEBITDA is a non-GAAP financial measure previously reported by the Company that, for the purposes of our compensation programs, we continue to calculate as net income (loss), adjusted to exclude: benefit from (provision for) income taxes; interest expense; depreciation and amortization; stock-based compensation expense; foreign currency (gain) loss; amortization of cloud-based software implementation costs; and, in certain periods, other income and expense items, on an adjusted basis, translated at an exchange rate of 1 Euro to 1.15 USD. We are changing our presentation of supplemental non-GAAP constant currency metrics, beginning with our 2024 results, to no longer utilize an exchange rate of 1 Euro to 1.15 USD when calculating and discussing these metrics, and instead, the current year is translated at the average exchange rate for the comparable prior year period, when comparing the current year to the prior year. We believe that our Constant Currency (Non-GAAP) % Change presentation provides useful information to investors and others in understanding and evaluating our operating results in the same manner as our management and board of directors. For further information on AEBITDA, see “Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations — Overview — Non-GAAP Measures” and “— Reconciliation of U.S. GAAP to Non-GAAP Measures” included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,152,619)	$ (2,611,990)	$ (1,267,759)	$ (23,354,484)	$ (1,486,793)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,481,340	2,488,364	318,596	39,220,254	2,109,301
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	965,935	49,750	(33,849,530)	1,976,656	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,881	0	0	145,351	220,271
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(145,336)	41,135	(1,451,995)	330,671	(2,184)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,896,288)	(1,846,400)	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(341,610)	(632,973)	(613,388)	(4,336,473)	(947,141)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	144,605	632,048	74,500	2,421,608	3,030,990
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,550	6,636	(748,278)	181,195	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,892	0	0	87,692	133,306
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,854)	15,763	(175,066)	53,974	(7,426)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(286,022)	(234,649)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0